SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of RSU's
Outstanding as of beginning of year	2,211,100	2,223,043	2,013,613
Granted	612,881	1,002,275	1,105,155
Converted	(1,068,219)	(929,466)	(806,993)
Forfeited	(42,766)	(84,752)	(88,732)
Outstanding as of end of year	1,712,996	2,211,100	2,223,043
Weighted Average Fair Value
Outstanding as of beginning of year	$ 24.11	$ 19.45	$ 19.13
Granted	44.99	29.91	19.86
Converted	21.99	19.56	20.45
Forfeited	24.24	20.28	18.62
Outstanding as of end of year	$ 32.9	$ 24.11	$ 19.45